UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

March 31, 2012 (Unaudited)

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR

MARKET VALUE

-------------

------------------------------

--------------      --------------------

AUTOMOTIVE

CARMAX, INC.*

600,000

20,790,000

BANKING

HOME BANCSHARES INC

250,000

6,652,500

M&T BANK CORP

75,000

6,516,000

BANK OF THE OZARKS

253,000

7,908,780

SCBT FINANCIAL CORP

234,110

7,657,738

TCF FINANCIAL CORP

802,163

9,537,718

38,272,736

DIVERSIFIED MANUFACTURING

ILLINOIS TOOL WORKS

339,950

19,417,944

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

266,000

14,757,680

WATERS CORP*

125,000

11,582,500

26,340,180

LIFE INSURANCE

PROTECTIVE LIFE CORP

335,400

9,934,548

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

22,952,952

GRACO INC.

180,550

9,579,983

IDEX CORP.

771,750

32,513,828

65,046,763

PUBLISHING

JOHN WILEY & SON

661,700

31,490,303

TRANSPORTATION

FORWARD AIR CORP

389,233

14,273,174

HEARTLAND EXPRESS

1,333,333

19,279,995

KNIGHT TRANSPORT

576,900

10,188,054

43,741,223

UTILITIES/GAS

QUESTAR CORP

50,000

963,000

RESTAURANTS

YUM! BRANDS, INC  .

400,600

28,514,708

PROPERTY & CASUALTY INS

BERKSHIRE HATHAWAY

246

29,987,400

MARKEL CORPORATION*

64,850

29,113,759

WHITE MOUNTAINS INS

61,693

30,952,612

90,053,771

INSURANCE AGENCY

BROWN & BROWN INC

1,879,696

44,699,171

MEDIA

MEREDITH CORP

366,450

11,894,967

ELECTRONIC EQUIPMENT

ZEBRA TECHNOLOGY*

648,502

26,705,312

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

11,142,170

RETAIL STORES

BED BATH & BEYOND*

345,600

22,730,112

ROSS STORES, INC

572,844

33,282,236

56,012,348

HOME FURNISHINGS

MOHAWK INDUSTRIES*

103,100

6,857,181

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

160,000

19,844,800

HEALTH CARE SERVICES

MEDNAX, INC*

445,700

33,146,709

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

23,203,950

DIVERSIFIED HEALTHCARE

JOHNSON & JOHNSON

305,000

20,117,800

OIL & GAS EXPLORATION

EOG RESOURCES, INC*

191,000

21,220,100

ULTRA PETROLEUM CORP

415,000

9,391,450

30,611,550

HEALTH CARE DISTRIBUTION

PATTERSON COS INC

445,000

14,863,000

ELECTRONIC COMMERCE DIS

DIGITAL RIVER, INC*

200,000

3,742,000

VETERINARY DIAGNOSTICS

VCA ANTECH INC.*

148,900

3,455,969

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

60,000

4,383,600

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

60,000

2,232,000

TOTAL COMMON SHARES

687,477,703

MONEY MARKETS

AIM SHORT TERM TREAS

1

74,989,175

FINAL TOTALS

762,466,878

*Non-income producing security

FAM EQUITY-INCOME

March 31, 2012 (Unaudited)

BANKING

M&T BANK CORP

9,000

781,920

NBT BANCORP

103,000

2,274,240

SCBT FINANCIAL CORP

58,000

1,897,180

4,953,340

HEALTH CARE SERVICES

LANDAUER INC

65,000

3,446,300

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

4,487,688

IDEX CORP.

155,205

6,538,787

11,026,475

UTILITIES/GAS

QUESTAR CORP

195,000

3,755,700

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

244,666

3,770,303

INSURANCE AGENCY

ARTHUR J GALLAGHER

217,920

7,788,461

COMMERCIAL SERVICES

McGRATH RENTCORP

209,400

6,723,834

RETAIL STORES

ROSS STORES, INC

154,282

8,963,784

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

45,500

5,643,365

MEDIA

MEREDITH CORP

151,373

4,913,568

PUBLISHING

COURIER CORP.

220,388

2,556,501

JOHN WILEY & SON

162,750

7,745,273

10,301,774

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

316,000

6,869,840

HEALTH CARE EQUIP/DEVICE

STRYKER CORP

133,000

7,378,840

OIL & GAS EXPLORATION

EOG RESOURCES, INC

60,000

6,666,000

SEMICONDUCTORS

ALTERA CORP

61,000

2,429,020

MICROCHIP TECHNOLOGY

101,000

3,757,200

XILINX, INC

141,414

5,151,712

11,337,932

CONSUMER STAPLES

FLOWERS FOODS, INC

215,000

4,379,550

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

168,000

5,611,200

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,479,440

PACKAGED GOODS

McCORMICK & CO

70,000

3,810,100

UTILITIES/WATER

AQUA AMERICA INC

189,000

4,212,810

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

51,900

720,891

BEVERAGE - NON ALCHOHOL

DR PEPPER SNAPPLE GR

102,000

4,101,420

TOYS

MATTEL, INC

240,299

8,088,464

SPECIALTY CHEMICAL

SIGMA-ALDRICH CORP.

50,000

3,653,000

NON-HAZARDOUS WASTE DIS

WASTE CONNECTIONS

140,000

4,554,200

TOTAL COMMON SHARES

146,150,591

REITS - DIVERSIFIED

WINTHROP RLTY PRF D

80,000

2,030,400

REITS - STORAGE

PUBLIC STORAGE PRF Q

50,300

1,381,741

LIFE INSURANCE

PROTECT LIFE PREF D

116,107

2,903,836

OIL

MAGNUM HUNTER PRF C

19,400

491,208

TOTAL PREFERRED SHARES

6,807,185

MONEY MARKETS

AIM SHORT TERM TREAS

1

3,562,605

FINAL TOTALS

156,520,381

FAM SMALL CAP FUND

March 31, 2012 (Unaudited)

BANKING

HOME BANCSHARES INC

14,600

388,506

SCBT FINANCIAL CORP

8,800

287,848

676,354

PROP & CASUALTY INS

AMERISAFE, INC

22,500

556,650

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM

32,000

297,600

RETAIL - AUTOMOBILE

AMERICA'S CAR-MART

11,250

494,775

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC

1,250

503,563

SERVICES - DATA PROCESS

CASS INFORMATION SYS

5,000

199,750

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

27,500

381,975

FOOD PRODUCTS

INVENTURE FOODS, INC

31,092

154,216

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

25,500

413,100

MEDICAL INFORMATION SYS

MEDIDATA SOLUTIONS

8,680

231,235

TRANSPORTION

PATRIOT TRANSPORT.

15,500

360,995

LASER SYSTEMS/ COMPONENT

ROFIN-SINAR TECHNOL.

17,700

466,749

HAZARDOUS WASTE DISPOSAL

US ECOLOGY INC

13,000

282,620

COMPUTER SOFTWARE &  SVC

WEBSENSE, INC

9,000

189,810

TOTAL COMMON SHARES

5,209,392

MONEY MARKETS

AIM SHORT TERM TREAS

1

5,024,408

FINAL TOTALS

10,233,800

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 9, 2012
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 9, 2012

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 9 , 2012